Performance Management - First Trust WCM Focused Global Growth Fund	Dec. 31, 2024
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Annual Total Return
Performance Narrative [Text Block]	As a result of a reorganization on October 7, 2024, described in greater detail below, the Fund has assumed the performance of WCM Focused Global Growth Fund (the “Predecessor Fund”), an open-end investment management company. The shareholders of the Predecessor Fund approved an Agreement and Plan of Reorganization (the “Plan”) by and between the Predecessor Fund and the Trust, on behalf the Fund, pursuant to which the Predecessor Fund would (i) transfer all of its assets to the Fund in exchange solely for newly issued shares of the Fund and the Fund’s assumption of all of the liabilities of the Predecessor Fund, and (ii) immediately distribute such newly issued shares of the Fund to shareholders of the Predecessor Fund (the “Reorganization”).As a result of the Reorganization, the Fund has assumed the performance history of the Predecessor Fund. The bar chart and table below provide some indication of the risks of investing in the Predecessor Fund by showing you how the performance of the Predecessor Fund has varied from year to year until the date of the Reorganization on October 7, 2024. While the Predecessor Fund and Fund have investment policies and practices that are substantially similar, the Predecessor Fund’s past performance is not necessarily indicative of how the Fund will perform in the future. Accordingly, any Fund performance and historical returns shown below that incorporate Predecessor Fund performance prior to October 7, 2024 is not necessarily indicative of the performance that the Fund would have generated.The bar chart and table below illustrate the calendar year returns of the Fund’s Institutional Class shares (having assumed the performance of the Predecessor Fund) based on net asset value as well as the average annual Fund returns. The bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year-to-year and by showing how the Fund’s Institutional Class shares’ average annual total returns for years 1, 5, 10 and since inception compared to those of a broad-based market index. The Fund’s updated performance information is accessible on the Fund’s website at http://www.ftportfolios.com.Imposition of the Fund’s sales load is not reflected in the bar chart below. If the sales load was reflected, returns would be less than those shown.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below illustrate the calendar year returns of the Fund’s Institutional Class shares (having assumed the performance of the Predecessor Fund) based on net asset value as well as the average annual Fund returns.
Bar Chart [Heading]	First Trust WCM Focused Global Growth Fund—Institutional Class Shares <br/>Calendar Year Total Returns as of 12/31
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnPeriod EndedBest Quarter24.91%June 30, 2020Worst Quarter-18.11%June 30, 2022The Fund’s calendar year total return based on net asset value for Institutional Class shares for the period ended December 31, 2025 was 25.61%
Performance Table Heading	Average Annual Total Returns for the Periods Ended December 31, 2024
Performance Table Uses Highest Federal Rate	All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of any state or local tax.
Performance Table Not Relevant to Tax Deferred	Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as individual retirement accounts (IRAs) or employee-sponsored retirement plans.
Performance Table Explanation after Tax Higher	Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of shares assume you sold your shares at period end, and, therefore, are also adjusted for any capital gains or losses incurred. After-tax returns are shown for only Institutional Class shares and after-tax returns for other classes will vary. Returns for an index do not include expenses, which are deducted from Fund returns, or taxes.
Performance Availability Website Address [Text]	http://www.ftportfolios.com
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Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	24.91%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(18.11%)
Lowest Quarterly Return, Date	Jun. 30, 2022